Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 139,803,363		$ 139,377,110	$ 121,747,435	$ 97,125,921
Net income and comprehensive income attributable to parent	426,253	$ (265,776)	17,629,675	24,621,514
Net cash used in operating activities	395,001	(1,836,212)	(336,895)	(1,049,106)
Net cash used in operating activities	$ (395,001)	$ 1,836,212	$ 336,895	$ 1,049,106